Stockholders’ Equity	6 Months Ended
Mar. 31, 2024
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 17 – STOCKHOLDERS’ EQUITY

Ordinary Shares

Based on the shareholder meeting held on March 28, 2024, the company decided to adjust its authorized share capital from 500,000,000 shares at $0.0001 per share to 5,000,000,000 shares at $0.0001 per share. This adjustment includes 4,991,000,000 Class A ordinary shares, 8,000,000 Class B ordinary shares, and 1,000,000 preference shares.

Additionally, the company re-designated 16,806,250 issued ordinary shares with a par value of US$0.0001 each into 16,806,250 Class A ordinary shares with the same par value. Furthermore, the company issued 2,000,000 Class B Ordinary Shares and utilized the proceeds to repurchase 2,000,000 Class A Ordinary Shares held by SHYD Investment Management Limited, at a repurchase amount equivalent to the aggregate par value of $200. Upon completion of the repurchase, these 2,000,000 Class A Ordinary Shares were canceled. Following the repurchase and issuance of Class B Ordinary Shares, the company’s total issued share capital remained unchanged, and the authorized share capital was not reduced. There are currently 16,806,250 issued and outstanding ordinary shares, including 14,806,250 Class A ordinary shares and 2,000,000 Class B ordinary shares. Mr. Tao Ling holds 12.89% of the Class A ordinary shares and 100% of the Class B ordinary shares through his wholly owned holding company, while Mr. Xiaohong Yin holds 6.5% of the Class A ordinary shares through his wholly owned holding company. A Class A Ordinary Share shall (in respect of such Class A Ordinary Share) have one vote for every Class A Ordinary Share of which he is the holder. A Class B Ordinary Share shall (in respect of such Class B Ordinary Share) have 20 votes for every Class B Ordinary Share of which he is the holder. No Dividends or other distributions shall be payable on the Class B Ordinary Shares.

Private placement

On January 31, 2024, the company entered into a Subscription Agreement for a private placement with MIDEA INTERNATIONAL CO., LIMITED. Pursuant to the Subscription Agreement, the company agreed to issue and sell 2,800,000 unregistered ordinary shares at a purchase price of US$0.35 per share. The issuance of these unregistered ordinary shares is exempt from registration, and the Purchaser is subject to certain lock-up arrangements for a period of forty-five (45) days. The company received US$980,000 in proceeds from the private placement unregistered of ordinary shares. The financing closed on February 7, 2024.

On March 28, 2024, according to the resolution of the shareholders’ meeting, the company issued 2 million Class B ordinary shares to SHYD Investment Management Limited at an issuance price of $0.0001 per share. No Dividends or other distributions shall be payable on the Class B Ordinary Shares.

Dividends

Dividends declared by the Company are based on the distributable profits as reported in its statutory financial statements reported in accordance with PRC GAAP, which may differ from the results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP. The Company’s ability to pay dividends is primarily from cash received from its operating activities in the PRC. No dividends were declared or paid by the Company for the six months ended March 31, 2024 and 2023.

Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory reserve and the discretionary reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary reserve are made at the discretion of the Board of Directors of each of the Company PRC subsidiaries. The reserved amounts as determined pursuant to PRC statutory laws totaled $1,497,772 and $1,497,771 as of March 31, 2024 and September 30, 2023, respectively.

Under PRC laws and regulations, paid-in capital and statutory reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company, and are not distributable other than upon liquidation. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor allowed for distribution except under liquidation.

Non-controlling Interests

Non-controlling interests represent the interest of non-controlling shareholders in the Company’s subsidiaries based on their proportionate interests in the equity of that company adjusted for its proportionate share of income or losses from operations. The non-controlling interests were $1,378,821 and $130,220 as of March 31, 2024 and September 30, 2023, respectively.